Long-term Debt - Schedule of Senior Unsecured Notes due 2026 (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 516,234
Interest expense paid		(36,000)	$ (26,527)
Accretion of discount		1,481	2,245
Loss on settlement		0	(11,463)
Carrying value of the debt, ending balance		519,462	516,234
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		0	300,608
Interest expense accrued			18,276
Interest expense paid			(26,411)
Accretion of discount			2,010
Loss on settlement	$ (11,500)		11,463
Principal repayments ⁽¹⁾			(305,946)
Carrying value of the debt, ending balance		$ 0	$ 0